RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restructuring, Integration and Acquisition costs [Abstract]
Integration and acquisition costs	$ 79.9	$ 65.8
Severances and other employee related costs	31.2	2.0
Impairment of non-financial assets – net	19.2	1.8
Other costs	1.1	2.8
Impairment reversal of non-financial assets following their repurposing and optimization	0.0	(9.8)
Restructuring, integration and acquisition costs	$ 131.4	$ 62.6